Segment Information (Schedule Of Revenues From External Customers By Product Groups) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	713,943	651,518	616,726
Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	198,511	192,768	222,949
Social Infrastructure
Segment Reporting Information [Line Items]
Revenues	64,775	60,439	63,293
Other
Segment Reporting Information [Line Items]
Revenues	30,790	28,960	27,676
Farm Equipment And Engines | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	619,989	580,671	561,165
Construction Machinery | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	93,954	70,847	55,561
Pipe-Related Products | Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	122,247	121,836	144,465
Environment-Related Products | Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	¥ 76,264	¥ 70,932	¥ 78,484